Investments (Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 4,134,346
Due after one year through five years, amortized cost		13,797,665
Due after five years through ten years,amortized cost		2,234,063
Due after ten years, amortized cost		1,350,646
Total		21,516,720
Due in one year or less, amortized cost		700,001
Due after one year through five years, amortized cost		2,580,182
Due after five years through ten years, amortized cost		479,849
Due after ten years, amortized cost		1,058,929
Amortized cost, held-to-maturity securities		4,818,961	¥ 5,647,341
Due in one year or less, fair value		4,137,481
Due after one year through five years, fair value		13,872,258
Due after five years through ten years, fair value		2,276,234
Due after ten years, fair value		1,386,264
Total		21,672,237
Due in one year or less, fair value		701,875
Due after one year through five years, fair value		2,604,949
Due after five years through ten years, fair value		509,828
Due after ten years, fair value		1,056,557
Total		4,873,209	5,677,807
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		2,431,841
Due after one year through five years, amortized cost		11,699,544
Due after five years through ten years,amortized cost		1,540,786
Total		15,672,171
Due in one year or less, amortized cost		700,001
Due after one year through five years, amortized cost		2,580,182
Due after five years through ten years, amortized cost		479,849
Amortized cost, held-to-maturity securities		3,760,032	4,360,126
Due in one year or less, fair value		2,433,342
Due after one year through five years, fair value		11,757,721
Due after five years through ten years, fair value		1,571,513
Total		15,762,576
Due in one year or less, fair value		701,875
Due after one year through five years, fair value		2,604,949
Due after five years through ten years, fair value		509,828
Total		3,816,652	4,388,954
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		920,375
Total		920,375
Due after ten years, amortized cost		1,058,929
Amortized cost, held-to-maturity securities	[1]	1,058,929	1,287,215
Due after ten years, fair value		948,886
Total		948,886
Due after ten years, fair value		1,056,557
Total	[1]	1,056,557	¥ 1,288,853
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		20,033
Due after one year through five years, amortized cost		95,266
Due after five years through ten years,amortized cost		118,603
Due after ten years, amortized cost		685
Total		234,587
Due in one year or less, fair value		20,051
Due after one year through five years, fair value		96,515
Due after five years through ten years, fair value		123,289
Due after ten years, fair value		826
Total		240,681
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		327,513
Due after five years through ten years,amortized cost		109,279
Total		436,792
Due in one year or less, fair value		327,482
Due after five years through ten years, fair value		110,998
Total		438,480
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		776,593
Due after one year through five years, amortized cost		155,782
Due after five years through ten years,amortized cost		7,433
Total		939,808
Due in one year or less, fair value		777,144
Due after one year through five years, fair value		157,516
Due after five years through ten years, fair value		7,735
Total		942,395
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		206,882
Total		206,882
Due after ten years, fair value		210,258
Total		210,258
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		4,585
Due after one year through five years, amortized cost		126,340
Due after five years through ten years,amortized cost		55,600
Total		186,525
Due in one year or less, fair value		4,591
Due after one year through five years, fair value		126,265
Due after five years through ten years, fair value		55,934
Total		186,790
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		378,794
Due after one year through five years, amortized cost		1,213,539
Due after five years through ten years,amortized cost		344,576
Due after ten years, amortized cost		142,690
Total		2,079,599
Due in one year or less, fair value		379,118
Due after one year through five years, fair value		1,220,385
Due after five years through ten years, fair value		348,967
Due after ten years, fair value		146,397
Total		2,094,867
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		194,987
Due after one year through five years, amortized cost		507,194
Due after five years through ten years,amortized cost		57,786
Due after ten years, amortized cost		80,014
Total		839,981
Due in one year or less, fair value		195,753
Due after one year through five years, fair value		513,856
Due after five years through ten years, fair value		57,798
Due after ten years, fair value		79,897
Total		¥ 847,304

[1]	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.